EMPLOYEE BENEFIT PLANS (Details 4) - Pension plan premium [Member] - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee benefit plans [Line Items]
Present value of the obligation as of January 1		$ 119,526	$ 105,158
Current service cost		8,294	7,294
Interest cost		7,391	6,881
Benefits paid		(6,590)	(1,224)
Net actuarial (gain) / loss due to assumption changes and plan experience	[1]	(11,272)	1,195
Foreign currency translation effect		317	(15)
Defined obligation, unfunded as of December 31		120,966	119,526
Transportempo S.A.S. [Member]
Disclosure of employee benefit plans [Line Items]
First time application effect of IAS 19 to new defined benefit obligationof Transportempo at December 31, 2017	[2]	0	237
First time application effect of IAS 19 to new defined benefit obligation of Banistmo at December 31, 2018 (2)	[2]	0	237
First time application effect of IAS 19 to new defined benefit obligation of Banagrícola at December 31, 2018 (3)	[2]	0	237
Banistmo S.A. y Filiales [Member]
Disclosure of employee benefit plans [Line Items]
First time application effect of IAS 19 to new defined benefit obligationof Transportempo at December 31, 2017	[3]	2,479	0
First time application effect of IAS 19 to new defined benefit obligation of Banistmo at December 31, 2018 (2)	[3]	2,479	0
First time application effect of IAS 19 to new defined benefit obligation of Banagrícola at December 31, 2018 (3)	[3]	2,479	0
Banagricola S.A. [Member]
Disclosure of employee benefit plans [Line Items]
First time application effect of IAS 19 to new defined benefit obligationof Transportempo at December 31, 2017	[4]	821	0
First time application effect of IAS 19 to new defined benefit obligation of Banistmo at December 31, 2018 (2)	[4]	821	0
First time application effect of IAS 19 to new defined benefit obligation of Banagrícola at December 31, 2018 (3)	[4]	$ 821	$ 0

[1]	The increase in actuarial gains from experience adjustment is mainly due to a greater than expected reduction in the number of the Bank’s participants in the pension premium plan during the yaer ended as of December 31, 2018
[2]	Pursuant to a private agreement reached between Transportempo and its employees, the Bank’s subsidiary has decided to recognize a new employee benefit plan based on the employees’ seniority and their current salary at the moment when the service is vested.
[3]	Banistmo S.A has decided to recognize a new employee benefit plan for its senior management executives based on the number of years of service to the organization.
[4]	Banagrícola S.A has decided to recognize a new employee benefit plan for its senior management executives based on the number of years of service to the organization.